Estimates, Significant Accounting Policies and Balance Sheet Detail (Schedule Of Non-Cash Investing And Financing Activities) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supplemental Cash Flow Information [Abstract]
Accrued capital expenditures	$ 420	$ 226	$ 108
Net gain from subsidiary common unit transactions	80	153	352
AmeriGas limited partner interest received in Propane Contribution (see Note 4)	1,123	0	0
Units issued in Southern Union Merger (See Note 3)	2,354	0	0
Long-term debt assumed and non-compete agreement notes payable issued from acquisitions	6,658	4	1,243
Subsidiary issuance of Common Units in connection with certain acquisitions	2,295	3	584
Cash paid for interest, net of interest capitalized	997	728	547
Cash paid for income taxes	$ 23	$ 27	$ 9